ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

November 4, 2019 VIA EDGAR	Kathleen M. Nichols T + 1 617 854 2418 Kathleen.Nichols@ropesgray.com

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re:	Impact Shares Trust I

File Nos. 333-221764 and 811-23312

Ladies and Gentlemen:

On behalf of Impact Shares Trust I (the “Trust”), and pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Rule 497(j) thereunder, we hereby represent that the form of the Prospectus and Statement of Additional Information for Impact Shares NAACP Minority Empowerment ETF, Impact Shares YWCA Women’s Empowerment ETF and Impact Shares Sustainable Development Goals Global Equity ETF that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from that contained in Post-Effective Amendment No. 9 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 12 under the Investment Company Act of 1940, as amended, on Form N-1A (the “Amendment”), as filed electronically with the Commission on October 25, 2019.

Please direct any questions you may have with respect to this filing to me at (617) 854-2418.

Sincerely,

/s/ Kathleen M. Nichols
Kathleen M. Nichols, Ropes & Gray LLP

cc:	Brian D. McCabe, Ropes & Gray LLP